Trade and other receivables - Schedule of receivables by geographical area (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial assets [line items]
Trade receivables	£ 3,052	£ 3,709
Accrued income	1,126	1,110
Trade receivables and accrued income, net	3,149	3,030
UK
Disclosure of financial assets [line items]
Trade receivables and accrued income, net	862	1,024
US
Disclosure of financial assets [line items]
Trade receivables and accrued income, net	2,287	2,006
Gross carrying amount
Disclosure of financial assets [line items]
Accrued income	1,126	1,110
Gross carrying amount | UK
Disclosure of financial assets [line items]
Accrued income	650	715
Gross carrying amount | US
Disclosure of financial assets [line items]
Accrued income	476	395
Trade receivables | Gross carrying amount
Disclosure of financial assets [line items]
Trade receivables	2,583	2,661
Trade receivables | Gross carrying amount | UK
Disclosure of financial assets [line items]
Trade receivables	223	352
Trade receivables | Gross carrying amount | US
Disclosure of financial assets [line items]
Trade receivables	2,360	2,309
Trade receivables | Accumulated impairment
Disclosure of financial assets [line items]
Trade receivables	(560)	(741)
Trade receivables | Accumulated impairment | UK
Disclosure of financial assets [line items]
Trade receivables	(11)	(43)
Trade receivables | Accumulated impairment | US
Disclosure of financial assets [line items]
Trade receivables	£ (549)	£ (698)